UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® 130/30
Large Cap Fund

August 31, 2010

1.859201.102

FLC-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Long Stock Positions (c) - 127.6%
	Shares	Value
COMMON STOCKS - 127.6%
CONSUMER DISCRETIONARY - 18.8%
Auto Components - 1.8%
Autoliv, Inc.	2,600	$ 140,764
TRW Automotive Holdings Corp. (a)	8,500	295,460
		436,224
Automobiles - 1.5%
Ford Motor Co. (a)	31,600	356,764
Hotels, Restaurants & Leisure - 0.8%
Denny's Corp. (a)	20,800	49,608
Domino's Pizza, Inc. (a)	10,500	134,610
		184,218
Household Durables - 0.3%
iRobot Corp. (a)	4,600	76,222
Media - 3.4%
Comcast Corp. Class A (special) (non-vtg.)	7,800	125,346
Discovery Communications, Inc. Class C (a)	4,300	145,340
Interpublic Group of Companies, Inc. (a)	7,400	63,122
Time Warner Cable, Inc.	2,600	134,186
Time Warner, Inc.	8,300	248,834
Valassis Communications, Inc. (a)	4,100	120,171
		836,999
Multiline Retail - 2.3%
Macy's, Inc.	29,100	565,704
Specialty Retail - 3.2%
AnnTaylor Stores Corp. (a)	5,300	81,249
Foot Locker, Inc.	9,500	111,530
Signet Jewelers Ltd. (a)	2,600	68,744
TJX Companies, Inc.	13,400	531,846
		793,369
Textiles, Apparel & Luxury Goods - 5.5%
Coach, Inc.	1,700	60,928
Hanesbrands, Inc. (a)	15,600	373,464
Iconix Brand Group, Inc. (a)	9,500	144,733
Phillips-Van Heusen Corp.	8,200	374,576
Steven Madden Ltd. (a)	4,100	141,163
VF Corp.	1,800	127,116
Warnaco Group, Inc. (a)	3,100	129,828
		1,351,808
TOTAL CONSUMER DISCRETIONARY		4,601,308
Long Stock Positions (c) - continued
	Shares	Value
CONSUMER STAPLES - 12.4%
Beverages - 5.7%
Anheuser-Busch InBev SA NV	7,503	$ 390,325
Coca-Cola Enterprises, Inc.	18,800	535,048
Constellation Brands, Inc. Class A (sub. vtg.) (a)	15,100	251,566
Dr Pepper Snapple Group, Inc.	6,300	231,966
		1,408,905
Food Products - 1.5%
Chiquita Brands International, Inc. (a)	8,200	102,992
Tyson Foods, Inc. Class A	15,500	253,890
		356,882
Household Products - 2.2%
Kimberly-Clark Corp.	8,500	547,400
Personal Products - 1.9%
Elizabeth Arden, Inc. (a)	9,100	148,967
Inter Parfums, Inc.	4,700	77,174
Nu Skin Enterprises, Inc. Class A	5,100	130,407
Nutraceutical International Corp. (a)	4,700	63,779
Schiff Nutrition International, Inc.	5,800	49,938
		470,265
Tobacco - 1.1%
Philip Morris International, Inc.	5,100	262,344
TOTAL CONSUMER STAPLES		3,045,796
ENERGY - 13.1%
Energy Equipment & Services - 4.2%
Complete Production Services, Inc. (a)	20,400	359,856
Dresser-Rand Group, Inc. (a)	3,500	124,320
Helmerich & Payne, Inc.	3,400	125,936
Newpark Resources, Inc. (a)	10,200	89,046
Noble Corp.	3,900	121,368
Oil States International, Inc. (a)	1,900	78,337
TETRA Technologies, Inc. (a)	14,500	121,655
		1,020,518
Oil, Gas & Consumable Fuels - 8.9%
Chevron Corp.	15,500	1,149,479
Cimarex Energy Co.	2,000	130,840
Cloud Peak Energy, Inc.	4,000	63,280
Exxon Mobil Corp.	2,555	151,154
Marathon Oil Corp.	16,000	487,840
Long Stock Positions (c) - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southern Union Co.	2,800	$ 63,000
Sunoco, Inc.	4,000	134,720
		2,180,313
TOTAL ENERGY		3,200,831
FINANCIALS - 21.8%
Commercial Banks - 5.2%
City National Corp.	2,300	111,412
KeyCorp	33,200	244,684
M&T Bank Corp.	1,600	137,024
PNC Financial Services Group, Inc.	8,600	438,256
Southwest Bancorp, Inc., Oklahoma	878	10,457
Wells Fargo & Co.	14,000	329,700
		1,271,533
Consumer Finance - 3.4%
Capital One Financial Corp.	18,400	696,624
SLM Corp. (a)	12,100	133,705
		830,329
Diversified Financial Services - 0.6%
KKR Financial Holdings LLC	18,100	140,818
Insurance - 10.9%
ACE Ltd.	7,000	374,290
AFLAC, Inc.	11,000	519,750
Endurance Specialty Holdings Ltd.	4,300	158,412
Genworth Financial, Inc. Class A (a)	19,700	213,351
Lincoln National Corp.	9,800	228,928
MetLife, Inc.	13,200	496,320
Platinum Underwriters Holdings Ltd.	3,700	148,777
Torchmark Corp.	2,700	133,245
Unum Group	12,000	240,600
XL Capital Ltd. Class A	9,400	168,354
		2,682,027
Real Estate Investment Trusts - 0.6%
AvalonBay Communities, Inc.	1,400	147,308
Long Stock Positions (c) - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 1.1%
CB Richard Ellis Group, Inc. Class A (a)	7,900	$ 129,718
Jones Lang LaSalle, Inc.	1,800	135,918
		265,636
TOTAL FINANCIALS		5,337,651
HEALTH CARE - 14.2%
Biotechnology - 3.9%
Amgen, Inc. (a)	5,900	301,136
ARIAD Pharmaceuticals, Inc. (a)	38,200	133,700
Biogen Idec, Inc. (a)	4,700	252,860
Cephalon, Inc. (a)	4,700	266,067
		953,763
Health Care Equipment & Supplies - 2.7%
Cooper Companies, Inc.	3,800	153,292
Edwards Lifesciences Corp. (a)	2,400	138,168
Hill-Rom Holdings, Inc.	3,800	121,980
Zimmer Holdings, Inc. (a)	5,100	240,567
		654,007
Health Care Providers & Services - 1.0%
CIGNA Corp.	3,900	125,658
Humana, Inc. (a)	2,700	129,033
		254,691
Life Sciences Tools & Services - 0.5%
PerkinElmer, Inc.	6,000	126,060
Pharmaceuticals - 6.1%
Biovail Corp.	5,800	132,672
Impax Laboratories, Inc. (a)	8,700	136,329
Johnson & Johnson	4,700	267,994
Merck & Co., Inc.	8,200	288,312
Novo Nordisk AS Series B	295	25,208
Perrigo Co.	2,300	131,077
Sanofi-Aventis	9,046	517,932
		1,499,524
TOTAL HEALTH CARE		3,488,045
Long Stock Positions (c) - continued
	Shares	Value
INDUSTRIALS - 12.6%
Aerospace & Defense - 1.1%
AerCap Holdings NV (a)	12,500	$ 134,250
Triumph Group, Inc.	2,000	132,760
		267,010
Airlines - 0.2%
Alaska Air Group, Inc. (a)	900	39,807
Building Products - 1.7%
A.O. Smith Corp.	2,500	128,375
Owens Corning (a)	10,300	280,160
		408,535
Commercial Services & Supplies - 0.5%
Schawk, Inc. Class A	8,000	121,600
Construction & Engineering - 2.3%
EMCOR Group, Inc. (a)	5,800	131,892
Fluor Corp.	4,100	183,106
KBR, Inc.	8,200	190,240
URS Corp. (a)	1,800	64,206
		569,444
Electrical Equipment - 0.5%
Regal-Beloit Corp.	2,300	127,236
Industrial Conglomerates - 1.7%
Siemens AG sponsored ADR	4,700	425,491
Machinery - 4.4%
ArvinMeritor, Inc. (a)	6,200	81,034
Cummins, Inc.	6,900	513,429
Navistar International Corp. (a)	2,600	108,888
Timken Co.	8,900	291,119
WABCO Holdings, Inc. (a)	2,100	74,046
		1,068,516
Professional Services - 0.2%
On Assignment, Inc. (a)	13,700	59,595
TOTAL INDUSTRIALS		3,087,234
INFORMATION TECHNOLOGY - 24.0%
Communications Equipment - 0.3%
Plantronics, Inc.	2,300	62,813
Computers & Peripherals - 6.6%
Hewlett-Packard Co.	25,400	977,392
NCR Corp. (a)	5,000	64,250
Long Stock Positions (c) - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp. (a)	11,900	$ 395,556
Western Digital Corp. (a)	2,500	60,375
Xyratex Ltd. (a)	10,300	124,012
		1,621,585
Electronic Equipment & Components - 1.9%
Anixter International, Inc. (a)	1,300	59,644
Avnet, Inc. (a)	2,600	59,540
Jabil Circuit, Inc.	21,000	215,250
Vishay Intertechnology, Inc. (a)	17,400	133,806
		468,240
Internet Software & Services - 1.3%
Akamai Technologies, Inc. (a)	7,000	322,490
IT Services - 3.3%
Fidelity National Information Services, Inc.	19,100	493,544
International Business Machines Corp.	2,600	320,398
		813,942
Office Electronics - 0.7%
Xerox Corp.	21,100	178,084
Semiconductors & Semiconductor Equipment - 6.9%
Advanced Micro Devices, Inc. (a)	36,500	205,130
Amkor Technology, Inc. (a)	24,100	122,187
Avago Technologies Ltd.	3,000	60,450
Entegris, Inc. (a)	28,400	109,340
Fairchild Semiconductor International, Inc. (a)	13,300	102,809
GT Solar International, Inc. (a)	8,400	64,932
Micron Technology, Inc. (a)	44,900	290,279
MKS Instruments, Inc. (a)	6,500	112,190
Novellus Systems, Inc. (a)	4,900	114,170
Samsung Electronics Co. Ltd.	790	498,115
		1,679,602
Software - 3.0%
Intuit, Inc. (a)	2,900	124,120
Microsoft Corp.	21,000	493,080
Progress Software Corp. (a)	4,300	114,853
		732,053
TOTAL INFORMATION TECHNOLOGY		5,878,809
Long Stock Positions (c) - continued
	Shares	Value
MATERIALS - 4.2%
Chemicals - 0.5%
Ashland, Inc.	2,800	$ 130,088
Containers & Packaging - 0.5%
Rock-Tenn Co. Class A	2,600	125,268
Metals & Mining - 1.1%
Allegheny Technologies, Inc.	2,900	118,088
Newmont Mining Corp.	2,200	134,904
		252,992
Paper & Forest Products - 2.1%
International Paper Co.	22,400	458,304
Weyerhaeuser Co.	3,900	61,230
		519,534
TOTAL MATERIALS		1,027,882
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 0.6%
Qwest Communications International, Inc.	23,900	135,035
Wireless Telecommunication Services - 3.7%
MetroPCS Communications, Inc. (a)	7,400	66,156
Sprint Nextel Corp. (a)	30,500	124,440
Syniverse Holdings, Inc. (a)	2,900	59,653
Vodafone Group PLC sponsored ADR	27,100	655,278
		905,527
TOTAL TELECOMMUNICATION SERVICES		1,040,562
UTILITIES - 2.2%
Gas Utilities - 0.5%
UGI Corp.	4,500	124,200
Multi-Utilities - 1.7%
Alliant Energy Corp.	3,700	129,574
Integrys Energy Group, Inc.	2,900	140,505
TECO Energy, Inc.	8,800	148,544
		418,623
TOTAL UTILITIES		542,823
TOTAL COMMON STOCKS (Cost $32,116,399)		31,250,941
TOTAL LONG STOCK POSITIONS - 127.6% (Cost $32,116,399)		31,250,941
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b) (Cost $487,307)	487,307	$ 487,307
TOTAL INVESTMENT PORTFOLIO - 129.6% (Cost $32,603,706)		31,738,248
TOTAL SECURITIES SOLD SHORT - (28.6)% (Proceeds $7,765,673)		(7,020,212)
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(234,488)
NET ASSETS - 100%		$ 24,483,548
Short Stock Positions - (28.6)%
	Shares
COMMON STOCKS - (28.6)
CONSUMER DISCRETIONARY - (7.0)%
Hotels, Restaurants & Leisure - (2.9)%
Choice Hotels International, Inc.	(7,800)	$ (256,464)
MGM Mirage, Inc.	(22,400)	(201,824)
Orient Express Hotels Ltd. Class A	(30,100)	(260,064)
		(718,352)
Household Durables - (1.7)%
Skyline Corp.	(7,200)	(131,832)
Tupperware Brands Corp.	(7,000)	(275,380)
		(407,212)
Media - (0.6)%
Discovery Communications, Inc.	(3,700)	(139,675)
Multiline Retail - (1.0)%
JCPenney Co., Inc.	(12,000)	(240,000)
Textiles, Apparel & Luxury Goods - (0.8)%
K-Swiss, Inc. Class A	(17,400)	(197,838)
TOTAL CONSUMER DISCRETIONARY		(1,703,077)
Short Stock Positions - continued
	Shares	Value
CONSUMER STAPLES - (0.5)%
Household Products - (0.5)%
Colgate-Palmolive Co.	(1,800)	$ (132,912)
ENERGY - (2.8)%
Oil, Gas & Consumable Fuels - (2.8)%
Cabot Oil & Gas Corp.	(4,400)	(122,496)
General Maritime Corp.	(44,900)	(200,703)
Plains Exploration & Production Co.	(5,000)	(119,400)
Range Resources Corp.	(7,300)	(246,813)
		(689,412)
FINANCIALS - (6.4)%
Capital Markets - (2.2)%
Federated Investors, Inc. Class B(non-vtg.).	(5,700)	(118,845)
Greenhill & Co., Inc..	(4,300)	(302,849)
T. Rowe Price Group, Inc..	(2,800)	(122,584)
		(544,278)
Commercial Banks - (1.6)%
First Horizon National Corp..	(16,808)	(169,425)
Wilmington Trust Corp., Delaware.	(23,500)	(206,800)
		(376,225)
Real Estate Investment Trusts - (2.6)%
Corporate Office Properties Trust (SBI).	(3,500)	(126,350)
Inland Real Estate Corp..	(33,000)	(254,430)
Mack-Cali Realty Corp..	(8,500)	(262,225)
		(643,005)
TOTAL FINANCIALS		(1,563,508)
HEALTH CARE - (3.2)%
Biotechnology - (2.7)%
Myriad Genetics, Inc..	(15,500)	(242,730)
ONYX Pharmaceuticals, Inc..	(8,300)	(199,947)
Sangamo Biosciences, Inc..	(72,500)	(214,963)
		(657,640)
Short Stock Positions - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - (0.5)%
Techne Corp..	(2,100)	$ (121,233)
TOTAL HEALTH CARE		(778,873)
INDUSTRIALS - (3.7)%
Building Products - (1.4)%
NCI Building Systems, Inc.	(15,300)	(134,640)
Simpson Manufacturing Co. Ltd.	(9,900)	(218,196)
		(352,836)
Machinery - (1.7)%
Graco, Inc.	(8,900)	(248,399)
Wabtec Corp.	(3,700)	(157,361)
		(405,760)
Professional Services - (0.6)%
Verisk Analytics, Inc..	(5,400)	(150,228)
TOTAL INDUSTRIALS		(908,824)
INFORMATION TECHNOLOGY - (3.0)%
Electronic Equipment & Components - (1.3)%
Daktronics, Inc.	(35,000)	(322,350)
Semiconductors & Semiconductor Equipment - (0.7)%
FormFactor, Inc.	(23,800)	(167,076)
Software - (1.0)%
Adobe Systems, Inc.	(9,200)	(255,392)
TOTAL INFORMATION TECHNOLOGY		(744,818)
TELECOMMUNICATION SERVICES - (0.5)%
Wireless Telecommunication Services - (0.5)%
Leap Wireless International, Inc.	(12,500)	(129,624)
Short Stock Positions - continued
	Shares	Value
UTILITIES - (1.5)%
Gas Utilities - (0.5)%
EQT Corp.	(3,800)	$ (123,880)
Independent Power Producers & Energy Traders - (1.0)%
Ormat Technologies, Inc..	(8,900)	(245,284)
TOTAL UTILITIES		(369,164)
TOTAL SHORT POSITIONS - (28.6)% (Proceeds $7,765,673)	$ (7,020,212)

Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) A portion of the securities, totaling $23,173,694, are pledged with brokers as collateral for securities sold short.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,038
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,601,308	$ 4,601,308	$ -	$ -
Consumer Staples	3,045,796	3,045,796	-	-
Energy	3,200,831	3,200,831	-	-
Financials	5,337,651	5,337,651	-	-
Health Care	3,488,045	2,944,905	543,140	-
Industrials	3,087,234	3,087,234	-	-
Information Technology	5,878,809	5,878,809	-	-
Materials	1,027,882	1,027,882	-	-
Telecommunication Services	1,040,562	1,040,562	-	-
Utilities	542,823	542,823	-	-
Money Market Funds	487,307	487,307	-	-
Short Positions	(7,020,212)	(7,020,212)	-	-
Total Investments in Securities:	$ 24,718,036	$ 24,174,896	$ 543,140	$ -
Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $32,939,096. Net unrealized depreciation aggregated $1,200,848, of which $1,136,829 related to appreciated investment securities and $2,337,677 related to depreciated investment securities.

Security Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor 130/30
Large Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® 130/30
Large Cap Fund

1.859223.102

AFLC-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Long Stock Positions (c) - 127.6%
	Shares	Value
COMMON STOCKS - 127.6%
CONSUMER DISCRETIONARY - 18.8%
Auto Components - 1.8%
Autoliv, Inc.	2,600	$ 140,764
TRW Automotive Holdings Corp. (a)	8,500	295,460
		436,224
Automobiles - 1.5%
Ford Motor Co. (a)	31,600	356,764
Hotels, Restaurants & Leisure - 0.8%
Denny's Corp. (a)	20,800	49,608
Domino's Pizza, Inc. (a)	10,500	134,610
		184,218
Household Durables - 0.3%
iRobot Corp. (a)	4,600	76,222
Media - 3.4%
Comcast Corp. Class A (special) (non-vtg.)	7,800	125,346
Discovery Communications, Inc. Class C (a)	4,300	145,340
Interpublic Group of Companies, Inc. (a)	7,400	63,122
Time Warner Cable, Inc.	2,600	134,186
Time Warner, Inc.	8,300	248,834
Valassis Communications, Inc. (a)	4,100	120,171
		836,999
Multiline Retail - 2.3%
Macy's, Inc.	29,100	565,704
Specialty Retail - 3.2%
AnnTaylor Stores Corp. (a)	5,300	81,249
Foot Locker, Inc.	9,500	111,530
Signet Jewelers Ltd. (a)	2,600	68,744
TJX Companies, Inc.	13,400	531,846
		793,369
Textiles, Apparel & Luxury Goods - 5.5%
Coach, Inc.	1,700	60,928
Hanesbrands, Inc. (a)	15,600	373,464
Iconix Brand Group, Inc. (a)	9,500	144,733
Phillips-Van Heusen Corp.	8,200	374,576
Steven Madden Ltd. (a)	4,100	141,163
VF Corp.	1,800	127,116
Warnaco Group, Inc. (a)	3,100	129,828
		1,351,808
TOTAL CONSUMER DISCRETIONARY		4,601,308
Long Stock Positions (c) - continued
	Shares	Value
CONSUMER STAPLES - 12.4%
Beverages - 5.7%
Anheuser-Busch InBev SA NV	7,503	$ 390,325
Coca-Cola Enterprises, Inc.	18,800	535,048
Constellation Brands, Inc. Class A (sub. vtg.) (a)	15,100	251,566
Dr Pepper Snapple Group, Inc.	6,300	231,966
		1,408,905
Food Products - 1.5%
Chiquita Brands International, Inc. (a)	8,200	102,992
Tyson Foods, Inc. Class A	15,500	253,890
		356,882
Household Products - 2.2%
Kimberly-Clark Corp.	8,500	547,400
Personal Products - 1.9%
Elizabeth Arden, Inc. (a)	9,100	148,967
Inter Parfums, Inc.	4,700	77,174
Nu Skin Enterprises, Inc. Class A	5,100	130,407
Nutraceutical International Corp. (a)	4,700	63,779
Schiff Nutrition International, Inc.	5,800	49,938
		470,265
Tobacco - 1.1%
Philip Morris International, Inc.	5,100	262,344
TOTAL CONSUMER STAPLES		3,045,796
ENERGY - 13.1%
Energy Equipment & Services - 4.2%
Complete Production Services, Inc. (a)	20,400	359,856
Dresser-Rand Group, Inc. (a)	3,500	124,320
Helmerich & Payne, Inc.	3,400	125,936
Newpark Resources, Inc. (a)	10,200	89,046
Noble Corp.	3,900	121,368
Oil States International, Inc. (a)	1,900	78,337
TETRA Technologies, Inc. (a)	14,500	121,655
		1,020,518
Oil, Gas & Consumable Fuels - 8.9%
Chevron Corp.	15,500	1,149,479
Cimarex Energy Co.	2,000	130,840
Cloud Peak Energy, Inc.	4,000	63,280
Exxon Mobil Corp.	2,555	151,154
Marathon Oil Corp.	16,000	487,840
Long Stock Positions (c) - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southern Union Co.	2,800	$ 63,000
Sunoco, Inc.	4,000	134,720
		2,180,313
TOTAL ENERGY		3,200,831
FINANCIALS - 21.8%
Commercial Banks - 5.2%
City National Corp.	2,300	111,412
KeyCorp	33,200	244,684
M&T Bank Corp.	1,600	137,024
PNC Financial Services Group, Inc.	8,600	438,256
Southwest Bancorp, Inc., Oklahoma	878	10,457
Wells Fargo & Co.	14,000	329,700
		1,271,533
Consumer Finance - 3.4%
Capital One Financial Corp.	18,400	696,624
SLM Corp. (a)	12,100	133,705
		830,329
Diversified Financial Services - 0.6%
KKR Financial Holdings LLC	18,100	140,818
Insurance - 10.9%
ACE Ltd.	7,000	374,290
AFLAC, Inc.	11,000	519,750
Endurance Specialty Holdings Ltd.	4,300	158,412
Genworth Financial, Inc. Class A (a)	19,700	213,351
Lincoln National Corp.	9,800	228,928
MetLife, Inc.	13,200	496,320
Platinum Underwriters Holdings Ltd.	3,700	148,777
Torchmark Corp.	2,700	133,245
Unum Group	12,000	240,600
XL Capital Ltd. Class A	9,400	168,354
		2,682,027
Real Estate Investment Trusts - 0.6%
AvalonBay Communities, Inc.	1,400	147,308
Long Stock Positions (c) - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 1.1%
CB Richard Ellis Group, Inc. Class A (a)	7,900	$ 129,718
Jones Lang LaSalle, Inc.	1,800	135,918
		265,636
TOTAL FINANCIALS		5,337,651
HEALTH CARE - 14.2%
Biotechnology - 3.9%
Amgen, Inc. (a)	5,900	301,136
ARIAD Pharmaceuticals, Inc. (a)	38,200	133,700
Biogen Idec, Inc. (a)	4,700	252,860
Cephalon, Inc. (a)	4,700	266,067
		953,763
Health Care Equipment & Supplies - 2.7%
Cooper Companies, Inc.	3,800	153,292
Edwards Lifesciences Corp. (a)	2,400	138,168
Hill-Rom Holdings, Inc.	3,800	121,980
Zimmer Holdings, Inc. (a)	5,100	240,567
		654,007
Health Care Providers & Services - 1.0%
CIGNA Corp.	3,900	125,658
Humana, Inc. (a)	2,700	129,033
		254,691
Life Sciences Tools & Services - 0.5%
PerkinElmer, Inc.	6,000	126,060
Pharmaceuticals - 6.1%
Biovail Corp.	5,800	132,672
Impax Laboratories, Inc. (a)	8,700	136,329
Johnson & Johnson	4,700	267,994
Merck & Co., Inc.	8,200	288,312
Novo Nordisk AS Series B	295	25,208
Perrigo Co.	2,300	131,077
Sanofi-Aventis	9,046	517,932
		1,499,524
TOTAL HEALTH CARE		3,488,045
Long Stock Positions (c) - continued
	Shares	Value
INDUSTRIALS - 12.6%
Aerospace & Defense - 1.1%
AerCap Holdings NV (a)	12,500	$ 134,250
Triumph Group, Inc.	2,000	132,760
		267,010
Airlines - 0.2%
Alaska Air Group, Inc. (a)	900	39,807
Building Products - 1.7%
A.O. Smith Corp.	2,500	128,375
Owens Corning (a)	10,300	280,160
		408,535
Commercial Services & Supplies - 0.5%
Schawk, Inc. Class A	8,000	121,600
Construction & Engineering - 2.3%
EMCOR Group, Inc. (a)	5,800	131,892
Fluor Corp.	4,100	183,106
KBR, Inc.	8,200	190,240
URS Corp. (a)	1,800	64,206
		569,444
Electrical Equipment - 0.5%
Regal-Beloit Corp.	2,300	127,236
Industrial Conglomerates - 1.7%
Siemens AG sponsored ADR	4,700	425,491
Machinery - 4.4%
ArvinMeritor, Inc. (a)	6,200	81,034
Cummins, Inc.	6,900	513,429
Navistar International Corp. (a)	2,600	108,888
Timken Co.	8,900	291,119
WABCO Holdings, Inc. (a)	2,100	74,046
		1,068,516
Professional Services - 0.2%
On Assignment, Inc. (a)	13,700	59,595
TOTAL INDUSTRIALS		3,087,234
INFORMATION TECHNOLOGY - 24.0%
Communications Equipment - 0.3%
Plantronics, Inc.	2,300	62,813
Computers & Peripherals - 6.6%
Hewlett-Packard Co.	25,400	977,392
NCR Corp. (a)	5,000	64,250
Long Stock Positions (c) - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp. (a)	11,900	$ 395,556
Western Digital Corp. (a)	2,500	60,375
Xyratex Ltd. (a)	10,300	124,012
		1,621,585
Electronic Equipment & Components - 1.9%
Anixter International, Inc. (a)	1,300	59,644
Avnet, Inc. (a)	2,600	59,540
Jabil Circuit, Inc.	21,000	215,250
Vishay Intertechnology, Inc. (a)	17,400	133,806
		468,240
Internet Software & Services - 1.3%
Akamai Technologies, Inc. (a)	7,000	322,490
IT Services - 3.3%
Fidelity National Information Services, Inc.	19,100	493,544
International Business Machines Corp.	2,600	320,398
		813,942
Office Electronics - 0.7%
Xerox Corp.	21,100	178,084
Semiconductors & Semiconductor Equipment - 6.9%
Advanced Micro Devices, Inc. (a)	36,500	205,130
Amkor Technology, Inc. (a)	24,100	122,187
Avago Technologies Ltd.	3,000	60,450
Entegris, Inc. (a)	28,400	109,340
Fairchild Semiconductor International, Inc. (a)	13,300	102,809
GT Solar International, Inc. (a)	8,400	64,932
Micron Technology, Inc. (a)	44,900	290,279
MKS Instruments, Inc. (a)	6,500	112,190
Novellus Systems, Inc. (a)	4,900	114,170
Samsung Electronics Co. Ltd.	790	498,115
		1,679,602
Software - 3.0%
Intuit, Inc. (a)	2,900	124,120
Microsoft Corp.	21,000	493,080
Progress Software Corp. (a)	4,300	114,853
		732,053
TOTAL INFORMATION TECHNOLOGY		5,878,809
Long Stock Positions (c) - continued
	Shares	Value
MATERIALS - 4.2%
Chemicals - 0.5%
Ashland, Inc.	2,800	$ 130,088
Containers & Packaging - 0.5%
Rock-Tenn Co. Class A	2,600	125,268
Metals & Mining - 1.1%
Allegheny Technologies, Inc.	2,900	118,088
Newmont Mining Corp.	2,200	134,904
		252,992
Paper & Forest Products - 2.1%
International Paper Co.	22,400	458,304
Weyerhaeuser Co.	3,900	61,230
		519,534
TOTAL MATERIALS		1,027,882
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 0.6%
Qwest Communications International, Inc.	23,900	135,035
Wireless Telecommunication Services - 3.7%
MetroPCS Communications, Inc. (a)	7,400	66,156
Sprint Nextel Corp. (a)	30,500	124,440
Syniverse Holdings, Inc. (a)	2,900	59,653
Vodafone Group PLC sponsored ADR	27,100	655,278
		905,527
TOTAL TELECOMMUNICATION SERVICES		1,040,562
UTILITIES - 2.2%
Gas Utilities - 0.5%
UGI Corp.	4,500	124,200
Multi-Utilities - 1.7%
Alliant Energy Corp.	3,700	129,574
Integrys Energy Group, Inc.	2,900	140,505
TECO Energy, Inc.	8,800	148,544
		418,623
TOTAL UTILITIES		542,823
TOTAL COMMON STOCKS (Cost $32,116,399)		31,250,941
TOTAL LONG STOCK POSITIONS - 127.6% (Cost $32,116,399)		31,250,941
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b) (Cost $487,307)	487,307	$ 487,307
TOTAL INVESTMENT PORTFOLIO - 129.6% (Cost $32,603,706)		31,738,248
TOTAL SECURITIES SOLD SHORT - (28.6)% (Proceeds $7,765,673)		(7,020,212)
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(234,488)
NET ASSETS - 100%		$ 24,483,548
Short Stock Positions - (28.6)%
	Shares
COMMON STOCKS - (28.6)
CONSUMER DISCRETIONARY - (7.0)%
Hotels, Restaurants & Leisure - (2.9)%
Choice Hotels International, Inc.	(7,800)	$ (256,464)
MGM Mirage, Inc.	(22,400)	(201,824)
Orient Express Hotels Ltd. Class A	(30,100)	(260,064)
		(718,352)
Household Durables - (1.7)%
Skyline Corp.	(7,200)	(131,832)
Tupperware Brands Corp.	(7,000)	(275,380)
		(407,212)
Media - (0.6)%
Discovery Communications, Inc.	(3,700)	(139,675)
Multiline Retail - (1.0)%
JCPenney Co., Inc.	(12,000)	(240,000)
Textiles, Apparel & Luxury Goods - (0.8)%
K-Swiss, Inc. Class A	(17,400)	(197,838)
TOTAL CONSUMER DISCRETIONARY		(1,703,077)
Short Stock Positions - continued
	Shares	Value
CONSUMER STAPLES - (0.5)%
Household Products - (0.5)%
Colgate-Palmolive Co.	(1,800)	$ (132,912)
ENERGY - (2.8)%
Oil, Gas & Consumable Fuels - (2.8)%
Cabot Oil & Gas Corp.	(4,400)	(122,496)
General Maritime Corp.	(44,900)	(200,703)
Plains Exploration & Production Co.	(5,000)	(119,400)
Range Resources Corp.	(7,300)	(246,813)
		(689,412)
FINANCIALS - (6.4)%
Capital Markets - (2.2)%
Federated Investors, Inc. Class B(non-vtg.).	(5,700)	(118,845)
Greenhill & Co., Inc..	(4,300)	(302,849)
T. Rowe Price Group, Inc..	(2,800)	(122,584)
		(544,278)
Commercial Banks - (1.6)%
First Horizon National Corp..	(16,808)	(169,425)
Wilmington Trust Corp., Delaware.	(23,500)	(206,800)
		(376,225)
Real Estate Investment Trusts - (2.6)%
Corporate Office Properties Trust (SBI).	(3,500)	(126,350)
Inland Real Estate Corp..	(33,000)	(254,430)
Mack-Cali Realty Corp..	(8,500)	(262,225)
		(643,005)
TOTAL FINANCIALS		(1,563,508)
HEALTH CARE - (3.2)%
Biotechnology - (2.7)%
Myriad Genetics, Inc..	(15,500)	(242,730)
ONYX Pharmaceuticals, Inc..	(8,300)	(199,947)
Sangamo Biosciences, Inc..	(72,500)	(214,963)
		(657,640)
Short Stock Positions - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - (0.5)%
Techne Corp..	(2,100)	$ (121,233)
TOTAL HEALTH CARE		(778,873)
INDUSTRIALS - (3.7)%
Building Products - (1.4)%
NCI Building Systems, Inc.	(15,300)	(134,640)
Simpson Manufacturing Co. Ltd.	(9,900)	(218,196)
		(352,836)
Machinery - (1.7)%
Graco, Inc.	(8,900)	(248,399)
Wabtec Corp.	(3,700)	(157,361)
		(405,760)
Professional Services - (0.6)%
Verisk Analytics, Inc..	(5,400)	(150,228)
TOTAL INDUSTRIALS		(908,824)
INFORMATION TECHNOLOGY - (3.0)%
Electronic Equipment & Components - (1.3)%
Daktronics, Inc.	(35,000)	(322,350)
Semiconductors & Semiconductor Equipment - (0.7)%
FormFactor, Inc.	(23,800)	(167,076)
Software - (1.0)%
Adobe Systems, Inc.	(9,200)	(255,392)
TOTAL INFORMATION TECHNOLOGY		(744,818)
TELECOMMUNICATION SERVICES - (0.5)%
Wireless Telecommunication Services - (0.5)%
Leap Wireless International, Inc.	(12,500)	(129,624)
Short Stock Positions - continued
	Shares	Value
UTILITIES - (1.5)%
Gas Utilities - (0.5)%
EQT Corp.	(3,800)	$ (123,880)
Independent Power Producers & Energy Traders - (1.0)%
Ormat Technologies, Inc..	(8,900)	(245,284)
TOTAL UTILITIES		(369,164)
TOTAL SHORT POSITIONS - (28.6)% (Proceeds $7,765,673)	$ (7,020,212)

Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) A portion of the securities, totaling $23,173,694, are pledged with brokers as collateral for securities sold short.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,038
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,601,308	$ 4,601,308	$ -	$ -
Consumer Staples	3,045,796	3,045,796	-	-
Energy	3,200,831	3,200,831	-	-
Financials	5,337,651	5,337,651	-	-
Health Care	3,488,045	2,944,905	543,140	-
Industrials	3,087,234	3,087,234	-	-
Information Technology	5,878,809	5,878,809	-	-
Materials	1,027,882	1,027,882	-	-
Telecommunication Services	1,040,562	1,040,562	-	-
Utilities	542,823	542,823	-	-
Money Market Funds	487,307	487,307	-	-
Short Positions	(7,020,212)	(7,020,212)	-	-
Total Investments in Securities:	$ 24,718,036	$ 24,174,896	$ 543,140	$ -
Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $32,939,096. Net unrealized depreciation aggregated $1,200,848, of which $1,136,829 related to appreciated investment securities and $2,337,677 related to depreciated investment securities.

Security Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Strategies Fund - Growth Strategies
Class K

August 31, 2010

1.805759.106

FEG-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.1%
Diversified Consumer Services - 0.6%
Strayer Education, Inc. (d)	71,200	$ 10,308
Hotels, Restaurants & Leisure - 2.6%
Las Vegas Sands Corp. (a)(d)	1,074,550	30,442
Starbucks Corp.	780,543	17,945
		48,387
Internet & Catalog Retail - 1.4%
Expedia, Inc.	1,093,052	24,987
Media - 1.1%
Discovery Communications, Inc. (a)	530,789	20,037
Multiline Retail - 2.2%
Dollar General Corp.	1,493,100	40,777
Specialty Retail - 3.0%
Abercrombie & Fitch Co. Class A (d)	877,700	30,368
Urban Outfitters, Inc. (a)	790,080	23,955
		54,323
Textiles, Apparel & Luxury Goods - 4.2%
Hanesbrands, Inc. (a)	1,312,400	31,419
Polo Ralph Lauren Corp. Class A	341,532	25,868
Warnaco Group, Inc. (a)	487,691	20,424
		77,711
TOTAL CONSUMER DISCRETIONARY		276,530
CONSUMER STAPLES - 5.9%
Beverages - 2.1%
Heckmann Corp. (a)(d)(e)	9,796,100	39,184
Food Products - 2.9%
Mead Johnson Nutrition Co. Class A	770,400	40,207
Origin Agritech Ltd. (a)(d)(e)	1,676,900	11,973
		52,180
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	307,300	17,230
TOTAL CONSUMER STAPLES		108,594
ENERGY - 7.7%
Energy Equipment & Services - 4.7%
Dresser-Rand Group, Inc. (a)	633,647	22,507
Exterran Holdings, Inc. (a)(d)	870,100	19,255
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Helmerich & Payne, Inc.	630,300	$ 23,346
Weatherford International Ltd. (a)	1,355,684	20,213
		85,321
Oil, Gas & Consumable Fuels - 3.0%
Denbury Resources, Inc. (a)	1,284,587	18,935
EXCO Resources, Inc.	1,340,300	18,027
Legacy Oil + Gas, Inc. (a)	830,700	8,328
Penn West Energy Trust	544,900	10,236
		55,526
TOTAL ENERGY		140,847
FINANCIALS - 5.7%
Capital Markets - 1.1%
Stifel Financial Corp. (a)	438,855	18,994
Commercial Banks - 2.0%
Regions Financial Corp.	2,861,465	18,399
SunTrust Banks, Inc.	789,441	17,755
		36,154
Diversified Financial Services - 1.1%
MSCI, Inc. Class A (a)	693,567	20,738
Insurance - 0.6%
Hanover Insurance Group, Inc.	243,814	10,577
Real Estate Management & Development - 0.9%
Indiabulls Real Estate Ltd. (a)	4,782,016	17,014
TOTAL FINANCIALS		103,477
HEALTH CARE - 16.6%
Biotechnology - 4.9%
Alexion Pharmaceuticals, Inc. (a)	442,785	25,004
Alnylam Pharmaceuticals, Inc. (a)(d)	351,182	4,811
BioMarin Pharmaceutical, Inc. (a)	648,800	13,164
Celera Corp. (a)	1,462,612	9,653
Human Genome Sciences, Inc. (a)	366,200	10,653
InterMune, Inc. (a)	604,799	6,302
Isis Pharmaceuticals, Inc. (a)	938,383	7,357
United Therapeutics Corp. (a)	268,144	12,394
		89,338
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 11.2%
American Medical Systems Holdings, Inc. (a)	487,665	$ 8,885
ArthroCare Corp. (a)(e)	2,570,603	66,733
Cyberonics, Inc. (a)(e)	2,768,694	59,333
Edwards Lifesciences Corp. (a)	338,502	19,488
NuVasive, Inc. (a)(d)	1,708,819	50,154
		204,593
Health Care Technology - 0.5%
MedAssets, Inc. (a)(d)	439,000	8,701
TOTAL HEALTH CARE		302,632
INDUSTRIALS - 13.7%
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	375,900	24,430
Building Products - 3.3%
Lennox International, Inc.	920,900	39,037
Owens Corning (a)	809,700	22,024
		61,061
Commercial Services & Supplies - 1.6%
Covanta Holding Corp.	658,332	9,487
Stericycle, Inc. (a)	287,577	18,836
		28,323
Construction & Engineering - 2.2%
Fluor Corp.	415,175	18,542
Jacobs Engineering Group, Inc. (a)	620,000	21,502
		40,044
Electrical Equipment - 0.5%
Roper Industries, Inc.	160,900	9,345
Machinery - 4.0%
Cummins, Inc.	370,800	27,591
Flowserve Corp.	207,600	18,555
Ingersoll-Rand Co. Ltd.	810,400	26,362
		72,508
Marine - 0.8%
Ultrapetrol (Bahamas) Ltd. (a)(e)	2,953,982	14,918
TOTAL INDUSTRIALS		250,629
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 2.2%
Juniper Networks, Inc. (a)	1,475,079	$ 40,122
Computers & Peripherals - 0.9%
SanDisk Corp. (a)	500,021	16,621
Electronic Equipment & Components - 1.5%
Avnet, Inc. (a)	770,600	17,647
Maxwell Technologies, Inc. (a)(d)	908,847	10,234
		27,881
Internet Software & Services - 2.5%
Akamai Technologies, Inc. (a)	976,000	44,964
IT Services - 1.6%
Genpact Ltd. (a)	682,900	9,554
Paychex, Inc.	756,000	18,817
		28,371
Semiconductors & Semiconductor Equipment - 6.9%
Altera Corp.	755,108	18,629
ASM International NV unit (a)(d)	961,655	21,166
ASML Holding NV	726,900	17,976
Marvell Technology Group Ltd. (a)	2,001,885	31,910
Teradyne, Inc. (a)	2,145,260	19,264
Xilinx, Inc.	747,632	18,055
		127,000
Software - 5.8%
ANSYS, Inc. (a)	481,253	18,663
Autonomy Corp. PLC (a)	1,550,811	37,109
Informatica Corp. (a)	854,928	27,494
Nuance Communications, Inc. (a)	1,541,183	22,625
		105,891
TOTAL INFORMATION TECHNOLOGY		390,850
MATERIALS - 11.4%
Chemicals - 10.9%
CF Industries Holdings, Inc.	577,844	53,451
Ecolab, Inc.	497,500	23,582
Intrepid Potash, Inc. (a)(d)	961,500	21,586
Monsanto Co.	414,600	21,829
The Mosaic Co.	1,332,841	78,184
		198,632
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.5%
Vallar PLC	651,500	$ 9,619
TOTAL MATERIALS		208,251
TOTAL COMMON STOCKS (Cost $1,925,038)		1,781,810
Nonconvertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Porsche Automobil Holding SE (Cost $18,827)	404,900	18,852
Money Market Funds - 7.4%

Fidelity Cash Central Fund, 0.24% (b)	28,907,169	28,907
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	106,790,188	106,790
TOTAL MONEY MARKET FUNDS (Cost $135,697)		135,697
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $2,079,562)		1,936,359
NET OTHER ASSETS (LIABILITIES) - (5.9)%		(107,922)
NET ASSETS - 100%		$ 1,828,437
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 37
Fidelity Securities Lending Cash Central Fund	677
Total	$ 714
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ArthroCare Corp.	$ 58,221	$ -	$ 2,595	$ -	$ 66,733
Cyberonics, Inc.	44,285	15,112	8,421	-	59,333
Heckmann Corp.	38,825	3,326	-	-	39,184
Origin Agritech Ltd.	13,206	9,296	-	-	11,973
Ultrapetrol (Bahamas) Ltd.	13,647	-	-	-	14,918
Zumiez, Inc.	17,941	-	31,522	-	-
Total	$ 186,125	$ 27,734	$ 42,538	$ -	$ 192,141
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $2,083,111,000. Net unrealized depreciation aggregated $146,752,000, of which $128,159,000 related to appreciated investment securities and $274,911,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Millennium Fund®

August 31, 2010

1.805750.106

NMF-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.7%
Johnson Controls, Inc.	223,100	$ 5,919
Tenneco, Inc. (a)	191,600	4,736
		10,655
Automobiles - 0.1%
BYD Co. Ltd. (H Shares) (d)	350,000	2,016
Distributors - 0.6%
Li & Fung Ltd.	1,861,600	9,429
Hotels, Restaurants & Leisure - 1.2%
Hong Kong & Shanghai Hotels Ltd.	1,780,000	3,011
Red Robin Gourmet Burgers, Inc. (a)	144,268	2,673
Royal Caribbean Cruises Ltd. (a)	150,500	3,696
Starwood Hotels & Resorts Worldwide, Inc.	195,600	9,140
		18,520
Household Durables - 0.7%
PulteGroup, Inc. (a)	400,000	3,212
Stanley Black & Decker, Inc.	93,400	5,010
Toll Brothers, Inc. (a)	172,400	2,979
		11,201
Internet & Catalog Retail - 0.7%
Expedia, Inc.	225,600	5,157
Ocado Group PLC (a)	1,102,400	2,401
Rakuten, Inc.	5,000	3,785
		11,343
Leisure Equipment & Products - 1.1%
Brunswick Corp.	873,642	11,104
Eastman Kodak Co. (a)(d)	792,401	2,765
Pool Corp. (d)	172,300	3,179
		17,048
Media - 2.5%
DIRECTV (a)	249,700	9,469
Lamar Advertising Co. Class A (a)	120,000	3,145
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	588,539	2,554
Naspers Ltd. Class N	70,000	2,825
The Walt Disney Co.	429,000	13,981
Viacom, Inc. Class B (non-vtg.)	256,300	8,053
		40,027
Multiline Retail - 0.5%
Target Corp.	165,900	8,487
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.9%
Carphone Warehouse Group PLC (a)	500,000	$ 1,668
Hengdeli Holdings Ltd.	8,500,000	3,956
Home Depot, Inc.	410,400	11,413
Lithia Motors, Inc. Class A (sub. vtg.)	400,000	3,056
Lowe's Companies, Inc.	561,700	11,403
MarineMax, Inc. (a)	849,882	5,575
Ross Stores, Inc.	59,800	2,968
Sally Beauty Holdings, Inc. (a)	362,800	3,131
TJX Companies, Inc.	76,200	3,024
		46,194
Textiles, Apparel & Luxury Goods - 0.2%
Trinity Ltd.	5,000,000	3,966
TOTAL CONSUMER DISCRETIONARY		178,886
CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 0.4%
Whole Foods Market, Inc. (a)	187,400	6,520
Food Products - 2.1%
Ausnutria Dairy Hunan Co. Ltd. (H Shares) (d)	8,733,000	3,985
General Mills, Inc.	239,800	8,671
Green Mountain Coffee Roasters, Inc. (a)(d)	485,825	14,973
Ralcorp Holdings, Inc. (a)	88,300	5,267
		32,896
Household Products - 1.1%
Colgate-Palmolive Co.	170,000	12,553
Energizer Holdings, Inc. (a)	86,900	5,479
		18,032
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	150,000	3,836
TOTAL CONSUMER STAPLES		61,284
ENERGY - 9.8%
Energy Equipment & Services - 0.8%
Complete Production Services, Inc. (a)	350,000	6,174
North American Energy Partners, Inc. (a)	373,300	3,136
Weatherford International Ltd. (a)	267,200	3,984
		13,294
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 9.0%
Alpha Natural Resources, Inc. (a)	87,000	$ 3,230
Anadarko Petroleum Corp.	247,200	11,369
BG Group PLC	250,000	4,025
Concho Resources, Inc. (a)	50,000	2,921
Denbury Resources, Inc. (a)	759,200	11,191
EXCO Resources, Inc.	200,000	2,690
Exxon Mobil Corp.	1,107,277	65,502
Imperial Oil Ltd.	84,500	3,116
Niko Resources Ltd.	52,600	5,192
Occidental Petroleum Corp.	301,500	22,034
Petrohawk Energy Corp. (a)	200,000	3,024
Plains Exploration & Production Co. (a)	100,000	2,388
SouthGobi Energy Resources Ltd. (a)	239,700	2,455
Southwestern Energy Co. (a)	157,600	5,157
		144,294
TOTAL ENERGY		157,588
FINANCIALS - 18.7%
Capital Markets - 1.5%
Bank of New York Mellon Corp.	315,700	7,662
Morgan Stanley	450,000	11,111
Northern Trust Corp.	109,500	5,052
		23,825
Commercial Banks - 6.7%
Alliance Financial Corp.	112,000	3,184
Banco Santander SA	433,950	5,054
BB&T Corp.	192,700	4,263
Comerica, Inc.	157,800	5,430
Erste Bank AG	70,000	2,541
FirstMerit Corp.	558,600	9,664
KeyCorp	600,000	4,422
M&T Bank Corp. (d)	91,200	7,810
PNC Financial Services Group, Inc.	198,800	10,131
Regions Financial Corp.	747,300	4,805
Standard Bank Group Ltd.	200,000	2,834
Standard Chartered PLC (United Kingdom)	207,357	5,561
SunTrust Banks, Inc.	200,000	4,498
Susquehanna Bancshares, Inc., Pennsylvania	585,400	4,631
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Webster Financial Corp.	260,400	$ 4,190
Wells Fargo & Co.	1,190,400	28,034
		107,052
Consumer Finance - 1.0%
American Express Co.	343,100	13,679
Cardtronics, Inc. (a)	126,800	1,756
		15,435
Diversified Financial Services - 6.1%
Bank of America Corp.	1,795,500	22,354
Citigroup, Inc. (a)	4,499,300	16,737
JPMorgan Chase & Co.	928,400	33,757
KKR Financial Holdings LLC	3,305,800	25,719
		98,567
Insurance - 1.1%
Arch Capital Group Ltd. (a)	53,600	4,277
Lincoln National Corp.	218,400	5,102
Unum Group	230,000	4,612
Validus Holdings Ltd.	140,263	3,572
		17,563
Real Estate Management & Development - 0.3%
Swire Pacific Ltd. (A Shares)	193,000	2,326
Wharf Holdings Ltd.	434,000	2,335
		4,661
Thrifts & Mortgage Finance - 2.0%
Bank Mutual Corp.	579,500	2,950
First Niagara Financial Group, Inc.	383,100	4,325
MGIC Investment Corp. (a)	1,423,000	10,274
Ocwen Financial Corp. (a)	409,100	3,719
Radian Group, Inc.	1,746,023	11,052
		32,320
TOTAL FINANCIALS		299,423
HEALTH CARE - 12.4%
Biotechnology - 3.5%
Alexion Pharmaceuticals, Inc. (a)	99,600	5,624
Allos Therapeutics, Inc. (a)	500,000	1,825
Alnylam Pharmaceuticals, Inc. (a)	152,500	2,089
Amgen, Inc. (a)	381,200	19,456
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	110,000	$ 5,918
Cephalon, Inc. (a)	60,000	3,397
Clinical Data, Inc. (a)	150,000	2,243
Isis Pharmaceuticals, Inc. (a)	234,400	1,838
Keryx Biopharmaceuticals, Inc. (a)(d)	900,000	3,150
Neurocrine Biosciences, Inc. (a)	700,000	3,766
SIGA Technologies, Inc. (a)(d)	600,000	4,497
ZIOPHARM Oncology, Inc. (a)	500,000	1,800
		55,603
Health Care Equipment & Supplies - 2.5%
Abiomed, Inc. (a)(d)	250,000	2,263
Conceptus, Inc. (a)(d)	150,000	2,072
Covidien PLC	185,000	6,538
HeartWare International, Inc. CDI unit (a)	8,863,781	16,330
Intuitive Surgical, Inc. (a)	18,700	4,956
Mako Surgical Corp. (a)	239,300	2,498
Orthovita, Inc. (a)	1,100,000	1,804
Thoratec Corp. (a)	50,000	1,610
Wright Medical Group, Inc. (a)	178,500	2,369
		40,440
Health Care Providers & Services - 2.2%
Capital Senior Living Corp. (a)	611,000	3,031
Centene Corp. (a)	120,000	2,426
Emergency Medical Services Corp. Class A (a)	51,500	2,475
Emeritus Corp. (a)	175,208	2,695
Express Scripts, Inc. (a)	168,800	7,191
Henry Schein, Inc. (a)	81,200	4,287
LCA-Vision, Inc. (a)	675,000	2,680
LHC Group, Inc. (a)	203,933	4,081
Medco Health Solutions, Inc. (a)	150,300	6,535
		35,401
Health Care Technology - 0.2%
SXC Health Solutions Corp. (a)	50,200	3,929
Life Sciences Tools & Services - 1.7%
Bruker BioSciences Corp. (a)	284,900	3,387
Covance, Inc. (a)	50,000	1,897
ICON PLC sponsored ADR (a)	135,000	2,970
Illumina, Inc. (a)	114,200	4,898
Life Technologies Corp. (a)	102,400	4,380
PerkinElmer, Inc.	150,000	3,152
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
QIAGEN NV (a)	186,200	$ 3,318
Techne Corp.	52,000	3,002
		27,004
Pharmaceuticals - 2.3%
Cadence Pharmaceuticals, Inc. (a)(d)	526,200	4,157
Johnson & Johnson	560,000	31,931
		36,088
TOTAL HEALTH CARE		198,465
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.7%
Precision Castparts Corp.	57,300	6,485
Raytheon Co.	188,600	8,283
The Boeing Co.	195,700	11,963
United Technologies Corp.	247,800	16,159
		42,890
Air Freight & Logistics - 1.0%
Dynamex, Inc. (a)	175,000	2,146
FedEx Corp.	103,500	8,078
Hub Group, Inc. Class A (a)	194,616	5,173
		15,397
Building Products - 0.7%
Lennox International, Inc.	160,000	6,782
Masco Corp.	397,200	4,167
		10,949
Commercial Services & Supplies - 1.2%
Casella Waste Systems, Inc. Class A (a)	544,800	2,419
Clean Harbors, Inc. (a)	168,900	10,210
Tetra Tech, Inc. (a)	131,700	2,390
The Geo Group, Inc. (a)	200,000	4,420
		19,439
Construction & Engineering - 0.2%
Fluor Corp.	75,000	3,350
Electrical Equipment - 1.0%
Acuity Brands, Inc.	207,700	8,046
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Saft Groupe SA	137,656	$ 4,342
Zumtobel AG	212,700	3,530
		15,918
Industrial Conglomerates - 0.2%
Textron, Inc.	200,000	3,414
Machinery - 1.7%
Blount International, Inc. (a)	390,200	4,522
Cummins, Inc.	104,700	7,791
Duoyuan Global Water, Inc. ADR (a)(d)	100,000	2,126
Ingersoll-Rand Co. Ltd.	160,000	5,205
PACCAR, Inc.	167,500	6,866
		26,510
Professional Services - 0.5%
Michael Page International PLC	587,433	3,575
Robert Half International, Inc.	207,400	4,476
		8,051
Road & Rail - 1.2%
CSX Corp.	156,800	7,823
Landstar System, Inc.	91,300	3,285
Union Pacific Corp.	118,000	8,607
		19,715
Trading Companies & Distributors - 0.2%
Rush Enterprises, Inc. Class A (a)	284,200	3,608
TOTAL INDUSTRIALS		169,241
INFORMATION TECHNOLOGY - 25.5%
Communications Equipment - 4.2%
Adtran, Inc.	229,800	7,223
Cisco Systems, Inc. (a)	1,455,000	29,173
F5 Networks, Inc. (a)	98,000	8,568
HTC Corp.	315,000	5,749
Juniper Networks, Inc. (a)	378,800	10,303
Riverbed Technology, Inc. (a)	170,700	6,548
		67,564
Computers & Peripherals - 3.4%
Apple, Inc. (a)	200,800	48,869
NetApp, Inc. (a)	133,100	5,383
		54,252
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 2.6%
Acacia Research Corp. - Acacia Technologies (a)	359,208	$ 5,395
Agilent Technologies, Inc. (a)	233,100	6,287
Coretronic Corp.	1,165,000	1,559
Corning, Inc.	640,600	10,045
Everlight Electronics Co. Ltd.	881,263	2,263
FLIR Systems, Inc. (a)	198,200	4,979
Measurement Specialties, Inc. (a)	278,900	4,133
Universal Display Corp. (a)(d)	338,200	6,666
		41,327
Internet Software & Services - 2.3%
eBay, Inc. (a)	763,000	17,732
Equinix, Inc. (a)	50,900	4,643
Google, Inc. Class A (a)	25,000	11,251
Open Text Corp. (a)	73,900	3,253
		36,879
IT Services - 2.7%
CoreLogic, Inc. (a)	92,500	1,597
International Business Machines Corp.	275,100	33,901
MasterCard, Inc. Class A	37,000	7,339
		42,837
Semiconductors & Semiconductor Equipment - 4.0%
ASML Holding NV	150,000	3,710
Avago Technologies Ltd.	427,700	8,618
Epistar Corp.	726,317	1,872
First Solar, Inc. (a)(d)	59,700	7,633
International Rectifier Corp. (a)	125,000	2,294
JA Solar Holdings Co. Ltd. ADR (a)	1,294,300	7,973
KLA-Tencor Corp.	132,500	3,711
Lam Research Corp. (a)	246,591	8,904
MEMC Electronic Materials, Inc. (a)	875,300	9,007
Renewable Energy Corp. ASA (a)(d)	761,832	1,964
Siliconware Precision Industries Co. Ltd. sponsored ADR	600,000	2,682
Teradyne, Inc. (a)	329,200	2,956
Trina Solar Ltd. ADR (a)	150,400	3,877
		65,201
Software - 6.3%
AsiaInfo Holdings, Inc. (a)	100,000	1,786
AutoNavi Holdings Ltd. ADR	109,200	1,704
Autonomy Corp. PLC (a)	1,136,441	27,194
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Citrix Systems, Inc. (a)	238,300	$ 13,807
Informatica Corp. (a)	249,900	8,037
MICROS Systems, Inc. (a)	100,000	3,810
Nice Systems Ltd. sponsored ADR (a)	176,000	4,717
Nuance Communications, Inc. (a)	359,400	5,276
Red Hat, Inc. (a)	180,300	6,229
Salesforce.com, Inc. (a)	156,800	17,229
Taleo Corp. Class A (a)	152,100	3,898
Trion World Network, Inc. warrants 8/10/17 (a)(f)	28,652	0*
VMware, Inc. Class A (a)	92,000	7,228
		100,915
TOTAL INFORMATION TECHNOLOGY		408,975
MATERIALS - 2.5%
Chemicals - 2.1%
Cytec Industries, Inc.	100,000	4,743
E.I. du Pont de Nemours & Co.	332,400	13,552
Symrise AG	149,500	3,695
The Mosaic Co.	125,000	7,333
Wacker Chemie AG	33,000	5,007
		34,330
Metals & Mining - 0.4%
Ivanhoe Mines Ltd. (a)	324,300	5,779
Tahoe Resources, Inc. (e)	89,400	675
		6,454
TOTAL MATERIALS		40,784
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.3%
Iliad Group SA	25,000	2,351
TalkTalk Telecom Group PLC (a)	1,000,000	1,989
		4,340
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC sponsored ADR	411,000	9,938
TOTAL TELECOMMUNICATION SERVICES		14,278
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.7%
Electric Utilities - 1.1%
FirstEnergy Corp.	85,000	$ 3,105
Progress Energy, Inc.	175,000	7,509
Southern Co.	200,000	7,338
		17,952
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	736,400	7,541
Multi-Utilities - 1.1%
Alliant Energy Corp.	130,000	4,553
TECO Energy, Inc.	637,800	10,766
YTL Corp. Bhd	1,261,128	2,940
		18,259
TOTAL UTILITIES		43,752
TOTAL COMMON STOCKS (Cost $1,389,899)		1,572,676
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.4%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Ning, Inc. Series D 8.00% (a)(f)	419,580	2,473
INFORMATION TECHNOLOGY - 0.3%
Software - 0.3%
Trion World Network, Inc.:
Series C, 8.00% (a)(f)	910,747	3,898
Series C-1, 8.00% (a)(f)	71,630	307
		4,205
TOTAL CONVERTIBLE PREFERRED STOCKS		6,678
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Porsche Automobil Holding SE	62,900	2,929
TOTAL PREFERRED STOCKS (Cost $12,744)		9,607
Money Market Funds - 3.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.24% (b)	12,678,692	$ 12,679
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	42,740,271	42,740
TOTAL MONEY MARKET FUNDS (Cost $55,419)		55,419
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,458,062)		1,637,702
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(34,255)
NET ASSETS - 100%		$ 1,603,447
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $675,000 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,678,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ning, Inc. Series D 8.00%	3/19/08	$ 3,000
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc.: Series C, 8.00%	8/22/08	$ 5,001
Series C-1, 8.00%	8/10/10	$ 393
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 30
Fidelity Securities Lending Cash Central Fund	495
Total	$ 525
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 181,815	$ 181,815	$ -	$ -
Consumer Staples	61,284	61,284	-	-
Energy	157,588	157,588	-	-
Financials	301,896	294,369	5,054	2,473
Health Care	198,465	198,465	-	-
Industrials	169,241	169,241	-	-
Information Technology	413,180	408,975	-	4,205
Materials	40,784	40,784	-	-
Telecommunication Services	14,278	14,278	-	-
Utilities	43,752	40,812	2,940	-
Money Market Funds	55,419	55,419	-	-
Total Investments in Securities:	$ 1,637,702	$ 1,623,030	$ 7,994	$ 6,678
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 7,474
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,189)
Cost of Purchases	393
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 6,678
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ (1,189)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $1,465,721,000. Net unrealized appreciation aggregated $171,981,000, of which $290,225,000 related to appreciated investment securities and $118,244,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Company Fund
Growth Company
Class K
Class F

August 31, 2010

1.805820.106

GCF-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.4%
Johnson Controls, Inc.	2,375,000	$ 63,009
Lear Corp. (a)	820,000	60,401
		123,410
Automobiles - 0.2%
Ford Motor Co. (a)	6,125,000	69,151
Diversified Consumer Services - 0.6%
Coinstar, Inc. (a)(d)(e)	3,271,707	142,319
K12, Inc. (a)(d)	575,000	13,306
Strayer Education, Inc.	80,000	11,582
		167,207
Hotels, Restaurants & Leisure - 4.5%
BJ's Restaurants, Inc. (a)(e)	2,701,414	64,672
Buffalo Wild Wings, Inc. (a)(d)	819,900	34,288
China Lodging Group Ltd. ADR	756,400	15,884
Chipotle Mexican Grill, Inc. (a)	125,000	18,854
Home Inns & Hotels Management, Inc. sponsored ADR (a)	2,000,000	83,920
Hyatt Hotels Corp. Class A	4,373,440	164,704
Las Vegas Sands Corp. (a)(d)	1,855,000	52,552
McDonald's Corp.	5,400,000	394,524
Panera Bread Co. Class A (a)	1,325,000	105,921
Starbucks Corp.	14,263,400	327,916
Starwood Hotels & Resorts Worldwide, Inc.	1,405,000	65,656
The Cheesecake Factory, Inc. (a)	1,290,000	28,883
		1,357,774
Household Durables - 1.0%
Gafisa SA sponsored ADR	1,845,000	25,406
Lennar Corp. Class A	2,053,512	27,045
Pulte Group, Inc. (a)	3,548,257	28,493
Tempur-Pedic International, Inc. (a)	1,620,000	43,416
Toll Brothers, Inc. (a)	2,637,760	45,580
Tupperware Brands Corp.	2,970,000	116,840
Whirlpool Corp.	41,206	3,056
		289,836
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	3,386,000	422,674
MakeMyTrip Ltd.	299,052	10,168
Netflix, Inc. (a)(d)	285,000	35,773
Priceline.com, Inc. (a)	145,000	42,265
		510,880
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.3%
Comcast Corp. Class A	3,097,500	$ 53,029
DreamWorks Animation SKG, Inc. Class A (a)	75,000	2,222
News Corp. Class A	1,330,000	16,718
Time Warner, Inc.	900,650	27,001
		98,970
Multiline Retail - 1.1%
Dollar Tree, Inc. (a)	562,500	25,498
Kohl's Corp. (a)	1,240,000	58,255
Nordstrom, Inc.	1,400,000	40,488
Target Corp.	4,040,000	206,686
		330,927
Specialty Retail - 1.6%
AutoNation, Inc. (a)(d)	1,050,000	23,709
Bed Bath & Beyond, Inc. (a)	1,300,000	46,761
Best Buy Co., Inc.	1,387,500	43,554
CarMax, Inc. (a)	720,000	14,350
Express, Inc. (d)	1,860,000	25,315
GameStop Corp. Class A (a)	140,000	2,510
Home Depot, Inc.	2,060,000	57,289
J. Crew Group, Inc. (a)	520,800	15,879
Lowe's Companies, Inc.	4,220,800	85,682
Lumber Liquidators Holdings, Inc. (a)(d)(e)	2,071,865	41,499
Staples, Inc.	4,425,602	78,643
Tiffany & Co., Inc.	1,040,000	41,215
Urban Outfitters, Inc. (a)	515,000	15,615
		492,021
Textiles, Apparel & Luxury Goods - 1.9%
Coach, Inc.	1,097,200	39,324
Fossil, Inc. (a)	2,011,873	95,544
lululemon athletica, Inc. (a)(d)(e)	7,025,225	231,973
NIKE, Inc. Class B	1,354,000	94,780
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,576,800	91,101
		552,722
TOTAL CONSUMER DISCRETIONARY		3,992,898
CONSUMER STAPLES - 8.7%
Beverages - 2.3%
Dr Pepper Snapple Group, Inc.	7,515,000	276,702
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	2,316,640	$ 148,682
The Coca-Cola Co.	4,637,500	259,329
		684,713
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	2,025,800	114,559
CVS Caremark Corp.	602,780	16,275
Kroger Co.	2,378,200	46,922
Wal-Mart Stores, Inc.	3,130,300	156,953
Walgreen Co.	1,705,000	45,830
Whole Foods Market, Inc. (a)	305,000	10,611
		391,150
Food Products - 1.4%
Archer Daniels Midland Co.	960,000	29,549
Campbell Soup Co.	595,000	22,170
General Mills, Inc.	1,215,600	43,956
Green Mountain Coffee Roasters, Inc. (a)(d)	5,437,978	167,598
Hershey Co.	385,000	17,891
Kellogg Co.	780,000	38,750
Mead Johnson Nutrition Co. Class A	861,800	44,977
Sara Lee Corp.	2,935,000	42,381
		407,272
Household Products - 0.9%
Church & Dwight Co., Inc.	1,665,000	101,948
Colgate-Palmolive Co.	1,395,000	103,007
Kimberly-Clark Corp.	670,000	43,148
Procter & Gamble Co.	344,483	20,555
		268,658
Personal Products - 1.3%
Avon Products, Inc.	2,243,615	65,289
Herbalife Ltd. (e)	4,205,451	233,739
MediFast, Inc. (a)(d)(e)	1,539,890	41,146
Nu Skin Enterprises, Inc. Class A	2,205,000	56,382
		396,556
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.5%
Altria Group, Inc.	5,780,380	$ 129,018
Philip Morris International, Inc.	6,480,380	333,351
		462,369
TOTAL CONSUMER STAPLES		2,610,718
ENERGY - 5.4%
Energy Equipment & Services - 1.2%
FMC Technologies, Inc. (a)	925,000	57,211
Schlumberger Ltd.	5,559,000	296,461
Transocean Ltd. (a)	100,000	5,090
		358,762
Oil, Gas & Consumable Fuels - 4.2%
Anadarko Petroleum Corp.	1,207,594	55,537
Cenovus Energy, Inc.	235,000	6,323
Chesapeake Energy Corp.	4,700,000	97,196
Devon Energy Corp.	880,000	53,046
EnCana Corp.	235,000	6,447
EOG Resources, Inc.	930,000	80,789
Exxon Mobil Corp.	9,915,000	586,571
Occidental Petroleum Corp.	1,200,000	87,696
Petrohawk Energy Corp. (a)	4,351,100	65,789
Petroleo Brasileiro SA - Petrobras (ON) sponsored ADR (d)	645,000	21,511
Range Resources Corp.	938,689	31,737
Southwestern Energy Co. (a)	4,077,461	133,415
Ultra Petroleum Corp. (a)	1,160,000	45,252
		1,271,309
TOTAL ENERGY		1,630,071
FINANCIALS - 3.9%
Capital Markets - 0.5%
Charles Schwab Corp.	4,399,975	56,144
Franklin Resources, Inc.	495,000	47,772
Goldman Sachs Group, Inc.	115,000	15,748
Morgan Stanley	850,000	20,987
		140,651
Commercial Banks - 1.2%
HDFC Bank Ltd. sponsored ADR (d)	590,000	94,282
ICICI Bank Ltd. sponsored ADR	2,355,000	97,285
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
PrivateBancorp, Inc.	1,872,500	$ 19,586
Signature Bank, New York (a)	656,885	24,003
Wells Fargo & Co.	5,492,300	129,344
		364,500
Consumer Finance - 1.6%
American Express Co.	2,392,548	95,391
Discover Financial Services	26,783,800	388,633
		484,024
Diversified Financial Services - 0.5%
BM&F Bovespa SA	13,229,772	96,043
Citigroup, Inc. (a)	7,523,800	27,989
JPMorgan Chase & Co.	1,025,000	37,269
		161,301
Insurance - 0.1%
Primerica, Inc. (d)	1,130,200	23,768
TOTAL FINANCIALS		1,174,244
HEALTH CARE - 18.2%
Biotechnology - 11.8%
Acadia Pharmaceuticals, Inc. (a)(e)	2,839,844	2,868
Acorda Therapeutics, Inc. (a)(e)	2,949,771	88,847
Alexion Pharmaceuticals, Inc. (a)(e)	7,437,030	419,969
Alkermes, Inc. (a)(e)	10,182,261	135,017
Alnylam Pharmaceuticals, Inc. (a)(d)(e)	4,181,165	57,282
Amylin Pharmaceuticals, Inc. (a)(d)(e)	14,362,545	295,007
Array Biopharma, Inc. (a)(e)	4,758,770	12,801
AVEO Pharmaceuticals, Inc.	450,000	3,924
Biogen Idec, Inc. (a)	999,164	53,755
Celera Corp. (a)(e)	8,639,848	57,023
Celgene Corp. (a)	1,146,744	59,080
Cepheid, Inc. (a)(e)	5,926,994	87,186
Dendreon Corp. (a)(d)(e)	13,520,000	484,557
Exelixis, Inc. (a)(e)	10,198,821	30,189
Genzyme Corp. (a)	520,000	36,457
Gilead Sciences, Inc. (a)	1,300,000	41,418
Human Genome Sciences, Inc. (a)(e)	15,481,267	450,350
ImmunoGen, Inc. (a)(d)(e)	6,758,128	36,224
Immunomedics, Inc. (a)(d)(e)	7,526,150	21,525
InterMune, Inc. (a)(d)(e)	5,536,217	57,687
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Isis Pharmaceuticals, Inc. (a)(e)	9,832,981	$ 77,091
Lexicon Pharmaceuticals, Inc. (a)(d)(e)	27,092,100	38,877
Metabolix, Inc. (a)(d)(e)	1,957,778	22,162
Micromet, Inc. (a)(d)(e)	7,665,538	47,066
Momenta Pharmaceuticals, Inc. (a)(d)(e)	2,815,000	40,677
Myrexis, Inc. (a)(e)	2,174,424	8,154
Myriad Genetics, Inc. (a)	2,913,496	45,625
NPS Pharmaceuticals, Inc. (a)(e)	4,751,091	30,930
Pharmasset, Inc. (a)(e)	3,345,136	81,253
Regeneron Pharmaceuticals, Inc. (a)(e)	7,789,648	171,216
Rigel Pharmaceuticals, Inc. (a)(e)	5,197,036	40,693
Seattle Genetics, Inc. (a)(e)	10,053,123	115,108
Transition Therapeutics, Inc. (a)(e)	2,332,446	9,603
Vertex Pharmaceuticals, Inc. (a)(e)	11,273,067	375,844
		3,535,465
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	505,000	21,493
CareFusion Corp. (a)	492,500	10,628
DexCom, Inc. (a)	450,000	5,513
Edwards Lifesciences Corp. (a)	600,000	34,542
HeartWare International, Inc. (a)(d)(e)	992,101	64,248
Hospira, Inc. (a)	2,945,000	151,255
Insulet Corp. (a)(d)(e)	3,516,400	46,487
Medtronic, Inc.	1,104,964	34,784
NuVasive, Inc. (a)	365,424	10,725
St. Jude Medical, Inc. (a)	834,200	28,838
Thoratec Corp. (a)(d)(e)	3,423,258	110,229
		518,742
Health Care Providers & Services - 0.9%
Cardinal Health, Inc.	485,000	14,531
McKesson Corp.	1,930,000	112,037
Medco Health Solutions, Inc. (a)	612,720	26,641
UnitedHealth Group, Inc.	3,641,400	115,505
		268,714
Health Care Technology - 0.4%
Cerner Corp. (a)	1,085,000	79,042
SXC Health Solutions Corp. (a)	535,000	41,877
		120,919
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)	3,439,878	$ 147,536
Life Technologies Corp. (a)	1,310,000	56,029
		203,565
Pharmaceuticals - 2.7%
Abbott Laboratories	2,111,500	104,181
Allergan, Inc.	1,150,000	70,633
Auxilium Pharmaceuticals, Inc. (a)(d)(e)	4,058,199	105,148
Biovail Corp. (d)	4,925,000	112,657
Bristol-Myers Squibb Co.	2,339,700	61,019
Concert Pharmaceuticals, Inc. (a)(g)	186,198	151
Elan Corp. PLC sponsored ADR (a)	42,074,070	184,284
Johnson & Johnson	583,300	33,260
MAP Pharmaceuticals, Inc. (a)(e)	2,556,813	27,652
Merck & Co., Inc.	485,668	17,076
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,025,000	51,845
Valeant Pharmaceuticals International (a)	997,957	57,572
		825,478
TOTAL HEALTH CARE		5,472,883
INDUSTRIALS - 6.9%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	1,405,000	54,921
Lockheed Martin Corp.	1,140,100	79,260
The Boeing Co.	1,824,800	111,550
United Technologies Corp.	2,615,000	170,524
		416,255
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	565,000	36,719
United Parcel Service, Inc. Class B	4,709,000	300,434
		337,153
Airlines - 1.4%
Delta Air Lines, Inc. (a)	12,220,446	127,826
JetBlue Airways Corp. (a)(d)(e)	29,354,243	167,613
Ryanair Holdings PLC sponsored ADR (a)	20,000	567
Southwest Airlines Co.	10,298,515	113,799
		409,805
Construction & Engineering - 0.2%
Fluor Corp.	1,605,000	71,679
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.1%
American Superconductor Corp. (a)(d)	605,000	$ 16,268
Industrial Conglomerates - 0.8%
3M Co.	2,320,000	182,236
General Electric Co.	4,665,000	67,549
		249,785
Machinery - 1.3%
Caterpillar, Inc.	2,655,000	173,000
Cummins, Inc.	1,530,000	113,847
Danaher Corp.	1,970,000	71,570
Deere & Co.	590,000	37,329
		395,746
Road & Rail - 0.6%
CSX Corp.	340,000	16,963
Norfolk Southern Corp.	1,065,000	57,169
Union Pacific Corp.	1,560,000	113,786
		187,918
TOTAL INDUSTRIALS		2,084,609
INFORMATION TECHNOLOGY - 39.9%
Communications Equipment - 3.8%
Cisco Systems, Inc. (a)	19,352,600	388,020
F5 Networks, Inc. (a)	1,530,000	133,768
Infinera Corp. (a)(e)	9,965,521	84,109
Juniper Networks, Inc. (a)	1,410,000	38,352
QUALCOMM, Inc.	7,353,400	281,709
Research In Motion Ltd. (a)	342,800	14,692
Riverbed Technology, Inc. (a)(e)	5,182,675	198,807
		1,139,457
Computers & Peripherals - 7.4%
Apple, Inc. (a)	6,425,959	1,563,884
Hewlett-Packard Co.	7,435,000	286,099
Isilon Systems, Inc. (a)	2,695,000	53,765
Lexmark International, Inc. Class A (a)	125,000	4,374
NetApp, Inc. (a)	5,642,208	228,171
SanDisk Corp. (a)	105,000	3,490
Synaptics, Inc. (a)(d)(e)	3,401,961	89,880
		2,229,663
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.4%
Corning, Inc.	633,000	$ 9,925
Dolby Laboratories, Inc. Class A (a)	410,000	22,722
E Ink Holdings, Inc. GDR (a)(f)	241,700	3,580
Trimble Navigation Ltd. (a)	140,000	3,938
Universal Display Corp. (a)(d)(e)	3,819,025	75,273
		115,438
Internet Software & Services - 4.7%
Akamai Technologies, Inc. (a)	1,055,000	48,604
Baidu.com, Inc. sponsored ADR (a)	2,700,000	211,761
eBay, Inc. (a)	3,412,200	79,300
Google, Inc. Class A (a)	1,692,448	761,635
Internet Capital Group, Inc. (a)(e)	3,775,000	31,767
LogMeIn, Inc. (a)	375,000	12,289
Mercadolibre, Inc. (a)(d)	350,000	23,079
OpenTable, Inc. (a)(d)(e)	2,137,300	113,918
Rackspace Hosting, Inc. (a)	2,467	49
VeriSign, Inc. (a)	890,000	25,926
VistaPrint Ltd. (a)(e)	2,575,000	79,001
Yahoo!, Inc. (a)	961,340	12,574
		1,399,903
IT Services - 4.0%
Cognizant Technology Solutions Corp. Class A (a)	1,734,716	99,928
CoreLogic, Inc. (a)	2,350,000	40,585
Genpact Ltd. (a)	1,910,000	26,721
International Business Machines Corp.	2,939,800	362,272
MasterCard, Inc. Class A	190,000	37,688
The Western Union Co.	1,360,000	21,325
VeriFone Holdings, Inc. (a)(e)	8,392,200	202,923
Visa, Inc. Class A	6,064,100	418,302
		1,209,744
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices, Inc. (a)	4,440,000	24,953
Altera Corp.	970,000	23,930
ASML Holding NV	648,888	16,047
Atheros Communications, Inc. (a)(e)	6,243,666	153,969
Atheros Communications, Inc. (a)(e)(g)	1,741,486	42,945
Atmel Corp. (a)	650,000	3,770
Broadcom Corp. Class A	3,930,000	117,782
Cree, Inc. (a)(d)(e)	6,401,131	342,717
Cypress Semiconductor Corp. (a)(e)	16,394,600	173,537
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
First Solar, Inc. (a)(d)	500,000	$ 63,925
Intel Corp.	15,485,800	274,408
International Rectifier Corp. (a)(e)	5,470,000	100,375
KLA-Tencor Corp.	510,000	14,285
Marvell Technology Group Ltd. (a)	1,918,310	30,578
MaxLinear, Inc. Class A (a)	1,194,608	13,619
Mellanox Technologies Ltd. (a)(e)	3,147,474	52,248
NVIDIA Corp. (a)	21,890,000	204,234
Power Integrations, Inc. (e)	2,466,308	67,552
Rambus, Inc. (a)(d)(e)	11,457,400	204,285
Rubicon Technology, Inc. (a)(d)(e)	2,215,530	54,303
Samsung Electronics Co. Ltd.	50,000	31,526
Silicon Laboratories, Inc. (a)(e)	4,600,680	175,470
Tessera Technologies, Inc. (a)(e)	4,221,903	64,173
Texas Instruments, Inc.	686,000	15,799
Volterra Semiconductor Corp. (a)(e)	2,425,000	48,621
		2,315,051
Software - 11.9%
Activision Blizzard, Inc.	750,000	8,018
Adobe Systems, Inc. (a)	743,236	20,632
ArcSight, Inc. (a)(e)	3,397,069	130,447
Citrix Systems, Inc. (a)	4,361,377	252,698
Electronic Arts, Inc. (a)	60,000	914
Fortinet, Inc. (d)	2,839,800	57,904
Microsoft Corp.	18,020,000	423,110
Oracle Corp.	6,105,000	133,577
QLIK Technologies, Inc.	1,716,205	31,973
RealD, Inc. (d)	891,600	14,899
RealPage, Inc.	1,100,471	18,455
Red Hat, Inc. (a)(e)	18,893,586	652,773
Salesforce.com, Inc. (a)(e)	12,235,594	1,344,447
Solera Holdings, Inc.	1,950,051	77,378
SuccessFactors, Inc. (a)(e)	7,186,902	151,644
TiVo, Inc. (a)(e)	11,324,576	89,011
VMware, Inc. Class A (a)	2,327,533	182,874
		3,590,754
TOTAL INFORMATION TECHNOLOGY		12,000,010
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.7%
Chemicals - 1.7%
Dow Chemical Co.	4,955,000	$ 120,753
Minerals Technologies, Inc. (e)	1,927,580	103,318
Monsanto Co.	1,914,978	100,824
OM Group, Inc. (a)(e)	2,360,000	60,416
Potash Corp. of Saskatchewan, Inc.	226,200	33,307
The Mosaic Co.	1,235,000	72,445
		491,063
Metals & Mining - 1.0%
Alcoa, Inc.	500,000	5,105
Barrick Gold Corp. (d)	1,779,000	83,340
Freeport-McMoRan Copper & Gold, Inc.	1,500,000	107,970
Molycorp, Inc.	852,400	14,278
Newmont Mining Corp.	815,000	49,976
Nucor Corp.	200,000	7,356
Vale SA sponsored ADR	1,436,000	38,413
		306,438
TOTAL MATERIALS		797,501
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
Clearwire Corp. Class A (a)(d)	11,850,000	75,959
Sprint Nextel Corp. (a)	24,585,000	100,307
Syniverse Holdings, Inc. (a)	1,175,000	24,170
		200,436
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Indiabulls Power Ltd.	559,802	310
TOTAL COMMON STOCKS (Cost $25,723,852)		29,963,680
Convertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Pacific Biosciences of California, Inc. 8.00% (a)(g)	714,286	4,286
Perlegen Sciences, Inc. Series D, 8.00% (a)(g)	12,820,512	0
		4,286
Convertible Preferred Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.0%
Concert Pharmaceuticals, Inc. Series C, 6.00% (a)(g)	4,000,000	$ 7,160
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $35,000)		11,446
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.24% (b)	53,295,002	53,295
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	724,014,955	724,015
TOTAL MONEY MARKET FUNDS (Cost $777,310)		777,310
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $26,536,162)		30,752,436
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(701,806)
NET ASSETS - 100%		$ 30,050,630
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,580,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $54,542,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc.	4/18/01	$ 15,000
Concert Pharmaceuticals, Inc.	2/9/09	$ 151
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Pacific Biosciences of California, Inc. 8.00%	7/11/08	$ 5,000
Perlegen Sciences, Inc. Series D, 8.00%	2/23/05	$ 20,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 81
Fidelity Securities Lending Cash Central Fund	5,809
Total	$ 5,890
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 3,616	$ -	$ 158	$ -	$ 2,868
Acorda Therapeutics, Inc.	67,061	8,539	2,626	-	88,847
Affymax, Inc.	23,335	18,174	15,508	-	-
Alexion Pharmaceuticals, Inc.	337,269	-	-	-	419,969
Alkermes, Inc.	91,437	-	-	-	135,017
Alnylam Pharmaceuticals, Inc.	70,285	-	-	-	57,282
Amylin Pharmaceuticals, Inc.	202,125	3,876	-	-	295,007
ArcSight, Inc.	75,471	1,849	-	-	130,447
Array Biopharma, Inc.	8,185	-	-	-	12,801
Atheros Communications, Inc.	177,757	-	-	-	153,969
Atheros Communications, Inc. (restricted)	49,580	-	-	-	42,945
Auxilium Pharmaceuticals, Inc.	159,618	9,369	26,854	-	105,148
BJ's Restaurants, Inc.	45,651	667	-	-	64,672
Brush Engineered Materials, Inc.	21,240	-	28,203	-	-
Buffalo Wild Wings, Inc.	71,984	4,063	43,387	-	-
Celera Corp.	57,969	-	4,688	-	57,023
Cepheid, Inc.	71,962	2,178	-	-	87,186
Coinstar, Inc.	81,705	10,243	-	-	142,319
Cree, Inc.	440,808	4,301	180,590	-	342,717
Cypress Semiconductor Corp.	152,890	5,007	-	-	173,537
Dendreon Corp.	243,924	140,795	-	-	484,557
Exelixis, Inc.	72,261	1,487	2,220	-	30,189
Green Mountain Coffee Roasters, Inc.	183,859	22,291	97,572	-	-
HeartWare International, Inc.	-	37,373	-	-	64,248
Herbalife Ltd.	28,310	192,274	25,417	2,106	233,739
Human Genome Sciences, Inc.	385,026	48,080	-	-	450,350
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ImmunoGen, Inc.	$ 30,884	$ 19,680	$ -	$ -	$ 36,224
Immunomedics, Inc.	23,300	35	-	-	21,525
Infinera Corp.	78,085	3,928	-	-	84,109
Insulet Corp.	38,391	5,698	-	-	46,487
InterMune, Inc.	49,490	15,819	-	-	57,687
International Rectifier Corp.	91,634	12,344	-	-	100,375
Internet Capital Group, Inc.	24,756	-	758	-	31,767
Isis Pharmaceuticals, Inc.	105,311	-	-	-	77,091
JetBlue Airways Corp.	161,742	-	-	-	167,613
Lexicon Pharmaceuticals, Inc.	-	33,297	-	-	38,877
lululemon athletica, Inc.	174,034	13,648	-	-	231,973
Lumber Liquidators Holdings, Inc.	34,702	16,552	-	-	41,499
MAP Pharmaceuticals, Inc.	22,090	1,786	-	-	27,652
MediFast, Inc.	19,561	27,019	6,583	-	41,146
Mellanox Technologies Ltd.	54,873	2,674	-	-	52,248
Metabolix, Inc.	8,688	17,500	-	-	22,162
Micromet, Inc.	28,527	25,580	-	-	47,066
Minerals Technologies, Inc.	101,853	-	-	289	103,318
Momenta Pharmaceuticals, Inc.	-	63,701	-	-	40,677
Myrexis, Inc.	12,002	-	1,033	-	8,154
NPS Pharmaceuticals, Inc.	-	29,930	-	-	30,930
OM Group, Inc.	72,287	-	-	-	60,416
OpenTable, Inc.	48,023	13,426	3,821	-	113,918
Palm, Inc.	174,713	6,000	96,238	-	-
Pharmasset, Inc.	55,781	14,096	-	-	81,253
Power Integrations, Inc.	99,470	-	17,635	414	67,552
Rambus, Inc.	180,481	31,215	-	-	204,285
Red Hat, Inc.	501,978	2,858	-	-	652,773
Regeneron Pharmaceuticals, Inc.	35,580	150,995	-	-	171,216
Rigel Pharmaceuticals, Inc.	37,728	1,715	-	-	40,693
Riverbed Technology, Inc.	29,827	102,562	-	-	198,807
Rubicon Technology, Inc.	35,914	4,617	-	-	54,303
Salesforce.com, Inc.	762,138	5,061	-	-	1,344,447
SandRidge Energy, Inc.	86,953	-	69,250	-	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Seattle Genetics, Inc.	$ 88,551	$ 4,479	$ -	$ -	$ 115,108
Silicon Laboratories, Inc.	67,990	143,611	-	-	175,470
Solera Holdings, Inc.	123,236	-	55,587	261	-
SuccessFactors, Inc.	98,670	13,292	-	-	151,644
Sybase, Inc.	187,329	783	236,977	-	-
Synaptics, Inc.	45,496	91,494	34,348	-	89,880
Tessera Technologies, Inc.	51,604	53,079	1,611	-	64,173
The Cheesecake Factory, Inc.	56,396	5,647	51,074	-	-
Thoratec Corp.	132,037	19,319	49,144	-	110,229
TiVo, Inc.	104,082	9,957	-	-	89,011
Transition Therapeutics, Inc.	18,562	-	-	-	9,603
Trubion Pharmaceuticals, Inc.	5,387	-	5,653	-	-
Tupperware Brands Corp.	138,486	64,155	57,231	2,305	-
Universal Display Corp.	39,200	2,633	-	-	75,273
VeriFone Holdings, Inc.	104,363	15,646	4,918	-	202,923
Vertex Pharmaceuticals, Inc.	367,744	77,867	6,879	-	375,844
VistaPrint Ltd.	201,013	25,947	45,780	-	79,001
Volterra Semiconductor Corp.	35,454	6,219	-	-	48,621
Total	$ 8,169,724	$ 1,666,430	$ 1,171,743	$ 5,375	$ 9,459,860
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,992,898	$ 3,992,898	$ -	$ -
Consumer Staples	2,610,718	2,610,718	-	-
Energy	1,630,071	1,630,071	-	-
Financials	1,174,244	1,174,244	-	-
Health Care	5,484,329	5,472,732	-	11,597
Industrials	2,084,609	2,084,609	-	-
Information Technology	12,000,010	12,000,010	-	-
Materials	797,501	797,501	-	-
Telecommunication Services	200,436	200,436	-	-
Utilities	310	310	-	-
Money Market Funds	777,310	777,310	-	-
Total Investments in Securities:	$ 30,752,436	$ 30,740,839	$ -	$ 11,597
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 11,597
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 11,597
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $26,687,197,000. Net unrealized appreciation aggregated $4,065,239,000, of which $7,383,926,000 related to appreciated investment securities and $3,318,687,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 1, 2010